Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	Federated Hermes Insurance Series
CIK	dei_EntityCentralIndexKey	0000912577
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2024
Effective Date	dei_DocumentEffectiveDate	Apr. 26, 2024
Prospectus Date	rr_ProspectusDate	Apr. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A